Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories
	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Inventories	2,457,916	1,874,932	459,824